Intellectual Property (Details) (Intellectual Property [Member], USD $)	Oct. 31, 2012	Oct. 31, 2011
Intellectual Property [Member]
Periodic gross carrying amounts and related accumulated amortization
Gross Carrying Amount	$ 15,256,688	$ 15,289,188
Accumulated Amortization	(5,298,466)	(4,589,742)
Net Carrying Amount	$ 9,958,222	$ 10,699,446